Long-Term Debt - Contractual Maturities of the Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Contractual maturities of the long-term debt
2022	$ 8,059
2023	6,667
2024	3,889
Total	18,615
Deferred Financing Costs	(146)
Total, net	18,469
Current Portion	(8,059)
Long-term debt	10,410	$ 17,811
Term Loan Facility
Contractual maturities of the long-term debt
2022	6,667
2023	6,667
2024	3,889
Total	17,223
Deferred Financing Costs	(146)
Total, net	17,077
Current Portion	(6,667)
Long-term debt	10,410
Note to Tissue Supplier
Contractual maturities of the long-term debt
2022	1,392
Total	1,392
Total, net	1,392
Current Portion	$ (1,392)